Business combinations - Summary of fair values of the identifiable assets and liabilities (Details) - EUR (€) € in Thousands	Nov. 01, 2025	Nov. 13, 2024	Jan. 12, 2023
IMG Arena US Parent, LLC
Business combinations
Cash and cash equivalents	€ 19,044
Accounts receivable	26,907
Intangible Assets, net	305,182
Contract Assets	11,778
Other assets	7,133
Total assets acquired:	370,044
Trade payables - Current	(122,353)
Deferred revenue	(24,684)
Trade payables - Noncurrent	(350,149)
Contract Liabilities	(8,359)
Other liabilities	(10,854)
Total liabilities assumed	(516,399)
Net liabilities assumed	(146,355)
Goodwill	73,997
Consideration transferred	€ 72,358
XL Media PLC
Business combinations
Net liabilities assumed		€ 8,433
Goodwill		10,387
Consideration transferred		18,820
XL Media PLC | Brand Names
Business combinations
Intangible Assets, net		4,810
XL Media PLC | Customer base
Business combinations
Intangible Assets, net		3,392
XL Media PLC | Technology
Business combinations
Intangible Assets, net		€ 231
Aforoa Ltd
Business combinations
Cash and cash equivalents			€ 48
Total liabilities assumed			345
Other tangible assets			6
Deferred tax liability, net			(340)
Net liabilities assumed			2,087
Goodwill			4,236
Consideration transferred			6,323
Aforoa Ltd | Technology
Business combinations
Intangible Assets, net			€ 2,718